Property and Equipment	12 Months Ended
Nov. 30, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment

Property and equipment consists of the following as of November 30, 2014 and 2013 (in thousands):

	2014	2013
Land, buildings and improvements	$114,618	$108,287
Capitalized software	271,556	149,681
Computers and office equipment	163,825	195,006
Property and equipment, gross	549,999	452,974
Less: Accumulated depreciation	(248,580)	(207,408)
Property and equipment, net	$301,419	$245,566

Depreciation expense was $68.3 million, $48.8 million, and $36.1 million for the years ended November 30, 2014, 2013, and 2012, respectively.